Restructuring - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Restructuring [Abstract]
Restructuring charges	$ 1	$ 17	$ 6	$ 41